Convertible notes - Activity (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance	$ 28,369	$ 15,681	$ 14,116
Issuance		4,570	1,548
Change in fair value		7,321	1,222
Liability, ending balance		28,369	15,681
Convertible notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance	21,412	21,412
Issuance			15,800
Accrued interest	909	1,115	867
Change in fair value	508	(21,689)	5,939
Changes in fair value attributable to changes in credit risk	(57)	(57)	(290)
Liability settlement		(1,758)
Foreign currency translation	1,137	977	(904)
Liability, ending balance	$ 23,909	$ 21,412	$ 21,412